As filed with the Securities and Exchange Commission on April 20, 2020

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-23450)

Global Beta ETF Trust
(Exact name of registrant as specified in charter)

2001 Market Street, Suite 2630
Philadelphia, PA 19103
(Address of principal executive offices) (Zip code)

Vince Lowry
2001 Market Street, Suite 2630
Philadelphia, PA 19103

(Name and address of agent for service)

(215) 531-8234
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 29, 2020

Item 1. Schedule of Investments.

GLOBAL BETA SMART INCOME ETF
Schedule of Investments
February 29, 2020 (Unaudited)

COMMON STOCKS - 99.4%	Number of Shares	Value
Basic Materials - 5.0%
The Chemours Co.	700	$10,402
Compass Minerals International, Inc.	54	2,946
International Paper Co.	1,034	38,216
LyondellBasell Industries NV - Class A	784	56,025
		107,589
Communications - 12.8%
AT&T, Inc.	3,247	114,359
CenturyLink, Inc.	3,620	43,694
Meredith Corp.	172	4,532
Verizon Communications, Inc.	2,057	111,407
		273,992
Consumer, Cyclical - 21.8%
Bed Bath & Beyond, Inc.	1,461	15,793
Cracker Barrel Old Country Store, Inc.	40	5,733
Fastenal Co.	301	10,300
Ford Motor Co.	13,263	92,310
Gap, Inc.	2,000	28,660
General Motors Co.	3,442	104,981
Kohl's Corp.	830	32,495
L Brands, Inc.	1,551	33,595
Las Vegas Sands Corp.	419	24,432
Macy's, Inc.	3,399	44,969
Newell Brands, Inc.	1,003	15,476
PACCAR, Inc.	659	44,087
Six Flags Entertainment Corp.	72	1,820
Tapestry, Inc.	493	11,561
		466,212
Consumer, Non-cyclical - 16.3%
AbbVie, Inc.	770	65,997
Altria Group, Inc.	817	32,982
Coty, Inc. - Class A	1,619	14,943
General Mills, Inc.	668	32,732
Gilead Sciences, Inc.	716	49,662
Kellogg Co.	430	26,002
Kraft Heinz Co.	1,685	41,737
Nielsen Holdings PLC	685	12,474
Patterson Cos, Inc.	547	13,013
Philip Morris International, Inc.	727	59,520
		349,062
Energy - 11.9%
Antero Midstream Corp.	186	811
Equitrans Midstream Corp.	292	2,062
Exxon Mobil Corp.	1,791	92,129
Helmerich & Payne, Inc.	142	5,238
Occidental Petroleum Corp.	1,043	34,148
ONEOK, Inc.	304	20,283
PBF Energy, Inc. - Class A	1,631	36,518
Schlumberger Ltd.	1,760	47,678
The Williams Compaines, Inc.	764	14,554
		253,421

See accompanying notes to the Schedule of Investments

Financial - 12.5%
American Financial Group, Inc.	145	13,401
Brixmor Property Group, Inc.	122	2,222
CoreCivic, Inc.	255	3,777
EPR Properties	22	1,303
F.N.B. Corp.	265	2,674
Franklin Resources, Inc.	480	10,445
GEO Group, Inc.	337	4,934
Hanover Insurance Group, Inc.	70	8,298
Invesco Ltd.	673	9,691
Iron Mountain, Inc.	280	8,515
Janus Henderson Group PLC ^	188	3,986
Kimco Realty Corp.	134	2,325
Lamar Advertising Co. - Class A	44	3,685
Macerich Co.	83	1,695
Medical Properties Trust, Inc.	86	1,817
Mercury General Corp.	169	7,319
Navient Corp.	830	9,321
New York Community Bancorp, Inc.	344	3,719
Old Republic International Corp.	608	11,990
Omega Healthcare Investors, Inc.	49	1,940
PacWest Bancorp	77	2,436
Park Hotels & Resorts, Inc.	235	4,291
People's United Financial, Inc.	285	3,987
PotlatchDeltic Corp.	43	1,580
Prudential Financial, Inc.	1,316	99,292
Sabra Health Care REIT, Inc.	68	1,329
Service Properties Trust	212	3,833
Simon Property Group, Inc.	89	10,954
Tanger Factory Outlet Centers, Inc.	70	839
Taubman Centers, Inc.	53	2,759
Umpqua Holdings Corp.	175	2,693
Uniti Group, Inc.	308	3,006
Urban Edge Properties	47	761
Valley National Bancorp	281	2,613
Weingarten Realty Investors	37	996
Weyerhaeuser Co.	464	12,055
		266,481
Industrial - 2.3%
Ryder System, Inc.	351	13,352
Werner Enterprises, Inc.	148	4,973
Westrock Co.	911	30,291
		48,616
Technology - 7.9%
International Business Machines Corp.	926	120,519
Seagate Technology PLC.	358	17,166
Western Digital Corp.	573	31,836
		169,521

See accompanying notes to the Schedule of Investments

Utilities - 8.9%
CenterPoint Energy, Inc.	957	22,030
Dominion Energy, Inc.	395	30,881
Duke Energy Corp.	586	53,736
Edison International	350	23,516
NorthWestern Corp.	37	2,603
PPL Corp.	450	13,505
Southern Co.	719	43,399
		189,670
TOTAL COMMON STOCKS (Cost $2,506,873)		2,124,564
MONEY MARKET FUND - 0.0%
First American Government Obligations Fund - Class X, 1.49% (a)	932	932
TOTAL MONEY MARKET FUND (Cost $932)		932
TOTAL INVESTMENTS (Cost $2,507,805) - 99.4%		2,125,496
OTHER ASSETS LESS LIABILITIES - 0.6%		12,240
TOTAL NET ASSETS - 100.0%		$2,137,736

^ U.S. Dollar-denominated foreign security.
(a) 7-day net yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Global Beta Advsiors, LLC.

See accompanying notes to the Schedule of Investments

Global Beta ETF Trust
Notes to Schedule of Investments
February 29, 2020 (Unaudited)

1. Organization

Global Beta ETF Trust (the “Trust”) was organized as a Delaware statutory trust on April 22, 2019 and is authorized to issue multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of one operational exchange-traded fund. The Global Beta Smart Income ETF (the “Fund”) is a diversified series of the Trust, pursuant to the 1940 Act.  Global Beta Advisors LLC is the investment adviser to the Fund.

The Fund seeks to track the performance (before fees and expenses) of the Global Beta Smart Income Index (“Target Index”). There can be no guarantee that the Fund will achieve its investment objective.

2. Significant Accounting Policies

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services — Investment Companies.”

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

The net asset value (“NAV”) of the Fund shares is calculated each business day as of the close of regular trading on the NYSE, generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets by the number of shares outstanding.

When calculating the NAV of the Fund shares, securities held by the Fund are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter securities and instruments not traded on an exchange are generally valued at the last traded price. In the absence of a recorded transaction sale price; or if the last sale price is unavailable, securities are valued at the mean between last bid and ask, as quoted. If an ask price is unavailable, last bid price is used. Such valuations would typically be categorized as Level 1 or Level 2 in the fair value hierarchy described below.

When reliable market quotations are not readily available, securities are priced at their fair value in accordance with the Trust’s valuation guidelines, which were approved by the Board of Trustees (the “Trustees”). The Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of the Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s Target Index. This may adversely affect the Fund’s ability to track its Target Index.

The Fund discloses the fair market value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Global Beta Smart Income ETF's investments as of February 29, 2020:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer, Cyclical	$466,212	$-	$-	$466,212
Consumer, Non-cyclical	349,062	-	-	349,062
Communications	273,992	-	-	273,992
Financial	266,481	-	-	266,481
Energy	253,421	-	-	253,421
Utilities	189,670	-	-	189,670
Technology	169,521	-	-	169,521
Basic Materials	107,589	-	-	107,589
Industrial	48,616	-	-	48,616
Total Common Stocks	2,124,564	-	-	2,124,564

Short Term Investment
Money Market Fund	932	-	-	932

Total Investments in Securities	$2,125,496	$-	$-	$2,125,496

Real Estate Investment Trusts

The Fund may obtain exposure to real estate investment trusts (“REITs). Equity REITs invest primarily in real property while mortgage REITs make construction, development and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REIT, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment.

REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation and the possibility of failing to qualify for tax free income status under the Internal Revenue Code of 1986 and failing to be exempt from registration as a registered investment company under the 1940 Act.

3. Guarantees and Indemnifications

In the normal course of business, the Trust, on behalf of the Fund, enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Trust organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. The Advisor is of the view that the risk of loss to the Fund in connection with the Fund indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

4. Subsequent Events

Management has evaluated subsequent events for the Funds through the date this report was issued, and has recognized a subsequent event relevant for financial statement disclosure.

The recent global outbreak of COVID-19 has disrupted economic markets, and the economic impact, duration and spread of the COVID-19 virus is uncertain at this time. The operational and financial performance of the issuers of securities in which the Fund invests may be significantly impacted by COVID-19, which may in turn impact the value of the Fund’s investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Beta ETF Trust

By    /s/ Vince Lowry
         Vince Lowry, President
         (Principal Executive Officer)

Date  April 20, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/ Vince Lowry
         Vince Lowry, President
         (Principal Executive Officer)

Date  April 20, 2020

By     /s/ Josh Hunter
         Josh Hunter, Treasurer
         (Principal Financial Officer)

Date  April 20, 2020